17. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments And Risk Management
Schedule of financial instruments and risk management

					As at June 30, 2021
	Carrying amount	Contractual cash flows	Remainder of the year	Year 2022	Year 2023	2024 and Onward
Account payables and accrued liabilities	13,011	13,011	13,011	-	-	-
Lease liabilities	2,488	2,995	261	434	415	1,885
Borrowings	2,062	2,079	98	208	225	1,548
Convertible bond	14,619	20,250	1,268	2,427	16,555	-

Schedule of cash in currencies

	As at June 30, 2021 $	As at December 31, 2020 $
Cash in US dollar	18,636	-
Canadian dollar equivalents	23,097	-